Covered Assets and Indemnification Asset (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Covered Assets and Indemnification Asset
Total loans	$ 3,646,946	$ 3,514,646	$ 3,152,396
Covered loans
Covered Assets and Indemnification Asset
Total loans	912,448	1,006,369
Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	651,927	729,156
Covered loans | Secured
Covered Assets and Indemnification Asset
Total loans	35,729	53,433
Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	22,242	28,520
Covered loans | Unsecured
Covered Assets and Indemnification Asset
Total loans	16,634	13,510
Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,968	9,890
Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Total loans	402,455	430,125
Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	339,362	365,306
Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Total loans	343,999	357,857
Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	187,990	199,372
Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Total loans	7,200	12,168
Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	2,363	4,705
Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Total loans	106,431	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	91,002	121,363
Bank | Covered loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	3,635	8,697
Loans past Due 60-89 Days	1,635	967
Loans past Due 90 Days or More	3,017	906
Total Past Due Loans	8,287	10,570
Current Loans	252,234	266,643
Total loans	912,448	1,006,369
Bank | Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	651,927	729,156
Bank | Covered loans | Secured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	218	3,904
Loans past Due 60-89 Days	56	10
Loans past Due 90 Days or More	168	81
Total Past Due Loans	442	3,995
Current Loans	13,045	20,918
Total loans	35,729	53,433
Bank | Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	22,242	28,520
Bank | Covered loans | Unsecured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	98	10
Loans past Due 60-89 Days	71	259
Total Past Due Loans	169	269
Current Loans	7,497	3,351
Total loans	16,634	13,510
Bank | Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,968	9,890
Bank | Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	356	999
Loans past Due 90 Days or More	455	40
Total Past Due Loans	811	1,039
Current Loans	62,282	63,780
Total loans	402,455	430,125
Bank | Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	339,362	365,306
Bank | Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	2,190	1,679
Loans past Due 60-89 Days	584	678
Loans past Due 90 Days or More	995	209
Total Past Due Loans	3,769	2,566
Current Loans	152,240	155,919
Total loans	343,999	357,857
Bank | Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	187,990	199,372
Bank | Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	730	1,861
Loans past Due 60-89 Days	858
Loans past Due 90 Days or More	1,399	576
Total Past Due Loans	2,987	2,437
Current Loans	1,850	5,026
Total loans	7,200	12,168
Bank | Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	2,363	4,705
Bank | Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	43	244
Loans past Due 60-89 Days	66	20
Total Past Due Loans	109	264
Current Loans	15,320	17,649
Total loans	106,431	139,276
Bank | Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	$ 91,002	$ 121,363